Equity	12 Months Ended
Dec. 31, 2019
Equity Abstract [Abstract]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory

26. Equity

26.1 Share Capital

Details of share capital and number of issued shares of the Parent Company as of December 31, 2018 and 2019, are as follows:

	2018		2019
Type of share	Ordinary shares		Ordinary shares
Number of authorized shares		1,000,000,000		1,000,000,000
Par value per share	￦	5,000	￦	5,000
Number of issued shares		418,111,537		415,807,920
Share capital[1,2]	￦	2,090,558	￦	2,090,558

[1]	In millions of Korean won.
[2]	Due to the retirement of shares deducted through profits, it is different from the total par value of the shares issued.

Changes in outstanding shares for the years ended December 31, 2018 and 2019, are as follows:

	2018	2019
	(In number of shares)
Beginning	398,963,614	395,551,297
Increase	—	—
Decrease	(3,412,317)	(5,916,962)

Ending	395,551,297	389,634,335

26.2 Hybrid Securities

Details of hybrid securities classified as of December 31, 2018 and 2019, are as follows:

	Issuance date	Maturity	Interest rate (%)	2018	2019
				(In number of shares)
The 1-1st Hybrid securities	May 2, 2019	Perpetual bond	3.23	—	349,309
The 1-2nd Hybrid securities	May 2, 2019	Perpetual bond	3.44	—	49,896

				—	399,205

The above hybrid securities are early redeemable by the Group after 5 or 10 years from the issuance date. On the other hand, hybrid securities of ￦ 574,580 million issued by KB Kookmin Bank are recognized as non-controlling interests and are early redeemable every five years after the issuance date.

26.3 Capital Surplus

Details of capital surplus as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Share premium	￦	13,190,274	￦	13,190,274
Loss on sales of treasury shares		(481,332)		(481,332)
Other capital surplus		4,412,718		4,413,835

Total	￦	17,121,660	￦	17,122,777

26.4 Accumulated Other Comprehensive Income

Details of accumulated other comprehensive income as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(234,401)	￦	(290,228)
Exchange differences on translating foreign operations		(5,784)		31,793
Net gains on financial instruments at fair value through other comprehensive income		450,694		487,331
Shares of other comprehensive income of associates and joint ventures		(4,377)		3,318
Cash flow hedges		5,849		(27,333)
Losses on hedges of a net investment in a foreign operation		(33,092)		(41,992)
Other comprehensive income arising from separate account		15,017		18,381
Fair value changes on financial liabilities designated at fair value due to own credit risk		(8,954)		(20,326)
Net overlay adjustments		(7,146)		187,077

Total	￦	177,806	￦	348,021

26.5 Retained Earnings

Details of retained earnings as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Legal reserves[1]	￦	390,216	￦	482,807
Voluntary reserves		982,000		982,000
Unappropriated retained earnings		15,910,225		18,244,738

Total	￦	17,282,441	￦	19,709,545

[1]

With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its net income after tax as reported in the separate statement of comprehensive income each time it pays dividends on its net profits earned until its legal reserve reaches at least the aggregate amount of its share capital in accordance with Article 53 of the Financial Holding Company Act. The reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.

[2]	Retained earnings restricted for dividend at subsidiaries level pursuant to law and regulations amounts to ￦3,418,136 million as of December 31, 2019.

26.6 Treasury Shares

Changes in treasury shares outstanding for the year ended December 31, 2018 and 2019 are as follows:

	2018
	Beginning		Acquisition		Disposal		Ending
	(In number of shares and millions of Korean won)
Number of treasury shares[1]		19,073,954		3,486,286		—		22,560,240
Carrying amount[1]	￦	755,973	￦	212,576	￦	—	￦	968,549

[1]

For the year ended December 31, 2018, the treasury stock trust agreement of ￦300,000 million with Samsung Securities Co., Ltd., which had been signed in 2017, was terminated. In order to increase shareholder value, the Group entered into another treasury stock trust agreement of ￦300,000 million with Samsung Securities Co., Ltd. for the year ended December 31, 2018.

	2019
	Beginning		Acquisition	Retirement	Ending
	(In number of shares and millions of Korean won)
Number of treasury shares[1]		22,560,240	5,916,962	(2,303,617)		26,173,585
Carrying amount[1]	￦	968,549	267,639	(100,000)	￦	1,136,188

[1]	For the year ended December 31, 2019, the treasury stock trust agreement of ￦ 300,000 million with Samsung Securities Co., Ltd., which had been signed in 2018, was terminated.